OTHER CURRENT AND NON-CURRENT ASSETS (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
OTHER CURRENT AND NON-CURRENT ASSETS (Details) [Line Items]
Other non-current assets	$ 0		$ 3,753,785
Percentage of deposit interest rate	3.20%
Minsheng Bank Member
OTHER CURRENT AND NON-CURRENT ASSETS (Details) [Line Items]
Other non-current assets	$ 3,824,893	¥ 27,400,000